Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 09, 2025 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of awards to executive officers under our equity incentive programs are approved by the Committee. Grants are typically made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of release of any material nonpublic information. Stock options have an exercise price equal to the NYSE closing market price on the date of grant. Stock option awards are granted to executive officers annually, typically at a regularly scheduled meeting of the Committee. Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including terms and value of the awards, is made without regard to any material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Option Awards Granted in Close Proximity to Disclosure of Material Nonpublic Information
In accordance with Item 402(x)(2) of Regulation S‑K, the following table provides information regarding stock option awards granted to our NEOs during the last completed fiscal year within a period beginning four business days before and ending one business day after the filing or furnishing of a Form 10‑Q, Form 10‑K, or Form 8‑K that discloses material nonpublic information (“MNPI”). The Company does not time stock option grants or other equity-based awards to take advantage of the release of MNPI and does not release MNPI for the purpose of affecting the value of executive compensation.
On May 9, 2025, as a part of a regularly scheduled meeting, the Compensation and Human Capital Committee approved the annual stock option grant to our NEOs. On May 14, 2025, we filed a Current Report on Form 8‑K (Item 8.01) disclosing that on May 12, 2025 we entered into an underwriting agreement relating to the issuance of multiple series of senior notes (the “Senior Notes Transaction”). Stock options were granted to our NEOs on May 9, 2025, which was within the period described above. The percentage change presented in the table below reflects the change in the closing market price of our class B common stock from the trading day immediately prior to the disclosure of the Senior Notes Transaction to the trading day immediately following such disclosure, as required by Item 402(x)(2).
Such grants were not made in contemplation of, nor influenced by, neither the Senior Notes Transaction nor the anticipated disclosure thereof. Each stock option award reflected below was granted with an effective grant date of May 9, 2025 and an exercise price equal to the fair market value of the Company’s class B common stock on the grant date. The options vest at a rate of 20% annually beginning May 9, 2026 and have a 10‑year term.
RSUs were also granted to the NEOs (other than the CEO) on May 9, 2025. In accordance with Item 402(x)(2) of Regulation S‑K, the table below reflects only stock options, stock appreciation rights, and similar option‑like instruments.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information
(%)(1)

Carol Tomé	5/9/2025	72,583	95.89	1,358,754	0.54
Brian Dykes	5/9/2025	22,270	95.89	416,894	0.54
Nando Cesarone	5/9/2025	25,208	95.89	471,894	0.54
Kate Gutmann	5/9/2025	25,208	95.89	471,894	0.54
Bala Subramanian	5/9/2025	21,909	95.89	410,136	0.54
(1)Reflects the change in the closing market price of the Company’s class B common stock from $99.81 on May 13, 2025 (the trading day immediately prior to the disclosure of MNPI) to $100.35 on May 15, 2025 (the trading day immediately following such disclosure), representing an increase of 0.54%. The MNPI was disclosed in the Company’s Current Report on Form 8‑K filed on May 14, 2025, which reported the Company’s entry into an underwriting agreement relating to the issuance of multiple series of senior notes.

Award Timing Method	Grants are typically made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of release of any material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including terms and value of the awards, is made without regard to any material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Option Awards Granted in Close Proximity to Disclosure of Material Nonpublic Information
In accordance with Item 402(x)(2) of Regulation S‑K, the following table provides information regarding stock option awards granted to our NEOs during the last completed fiscal year within a period beginning four business days before and ending one business day after the filing or furnishing of a Form 10‑Q, Form 10‑K, or Form 8‑K that discloses material nonpublic information (“MNPI”). The Company does not time stock option grants or other equity-based awards to take advantage of the release of MNPI and does not release MNPI for the purpose of affecting the value of executive compensation.
On May 9, 2025, as a part of a regularly scheduled meeting, the Compensation and Human Capital Committee approved the annual stock option grant to our NEOs. On May 14, 2025, we filed a Current Report on Form 8‑K (Item 8.01) disclosing that on May 12, 2025 we entered into an underwriting agreement relating to the issuance of multiple series of senior notes (the “Senior Notes Transaction”). Stock options were granted to our NEOs on May 9, 2025, which was within the period described above. The percentage change presented in the table below reflects the change in the closing market price of our class B common stock from the trading day immediately prior to the disclosure of the Senior Notes Transaction to the trading day immediately following such disclosure, as required by Item 402(x)(2).
Such grants were not made in contemplation of, nor influenced by, neither the Senior Notes Transaction nor the anticipated disclosure thereof. Each stock option award reflected below was granted with an effective grant date of May 9, 2025 and an exercise price equal to the fair market value of the Company’s class B common stock on the grant date. The options vest at a rate of 20% annually beginning May 9, 2026 and have a 10‑year term.
RSUs were also granted to the NEOs (other than the CEO) on May 9, 2025. In accordance with Item 402(x)(2) of Regulation S‑K, the table below reflects only stock options, stock appreciation rights, and similar option‑like instruments.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information
(%)(1)

Carol Tomé	5/9/2025	72,583	95.89	1,358,754	0.54
Brian Dykes	5/9/2025	22,270	95.89	416,894	0.54
Nando Cesarone	5/9/2025	25,208	95.89	471,894	0.54
Kate Gutmann	5/9/2025	25,208	95.89	471,894	0.54
Bala Subramanian	5/9/2025	21,909	95.89	410,136	0.54
(1)Reflects the change in the closing market price of the Company’s class B common stock from $99.81 on May 13, 2025 (the trading day immediately prior to the disclosure of MNPI) to $100.35 on May 15, 2025 (the trading day immediately following such disclosure), representing an increase of 0.54%. The MNPI was disclosed in the Company’s Current Report on Form 8‑K filed on May 14, 2025, which reported the Company’s entry into an underwriting agreement relating to the issuance of multiple series of senior notes.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information
(%)(1)

Carol Tomé	5/9/2025	72,583	95.89	1,358,754	0.54
Brian Dykes	5/9/2025	22,270	95.89	416,894	0.54
Nando Cesarone	5/9/2025	25,208	95.89	471,894	0.54
Kate Gutmann	5/9/2025	25,208	95.89	471,894	0.54
Bala Subramanian	5/9/2025	21,909	95.89	410,136	0.54
(1)Reflects the change in the closing market price of the Company’s class B common stock from $99.81 on May 13, 2025 (the trading day immediately prior to the disclosure of MNPI) to $100.35 on May 15, 2025 (the trading day immediately following such disclosure), representing an increase of 0.54%. The MNPI was disclosed in the Company’s Current Report on Form 8‑K filed on May 14, 2025, which reported the Company’s entry into an underwriting agreement relating to the issuance of multiple series of senior notes.

Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change		0.0054
Carol Tomé [Member]
Awards Close in Time to MNPI Disclosures
Name		Carol Tomé
Underlying Securities | share		72,583
Exercise Price | $ / shares		$ 95.89
Fair Value as of Grant Date | $		$ 1,358,754
Underlying Security Market Price Change		0.0054
Brian Dykes [Member]
Awards Close in Time to MNPI Disclosures
Name		Brian Dykes
Underlying Securities | share		22,270
Exercise Price | $ / shares		$ 95.89
Fair Value as of Grant Date | $		$ 416,894
Underlying Security Market Price Change		0.0054
Nando Cesarone [Member]
Awards Close in Time to MNPI Disclosures
Name		Nando Cesarone
Underlying Securities | share		25,208
Exercise Price | $ / shares		$ 95.89
Fair Value as of Grant Date | $		$ 471,894
Underlying Security Market Price Change		0.0054
Kate Gutmann [Member]
Awards Close in Time to MNPI Disclosures
Name		Kate Gutmann
Underlying Securities | share		25,208
Exercise Price | $ / shares		$ 95.89
Fair Value as of Grant Date | $		$ 471,894
Underlying Security Market Price Change		0.0054
Bala Subramanian [Member]
Awards Close in Time to MNPI Disclosures
Name		Bala Subramanian
Underlying Securities | share		21,909
Exercise Price | $ / shares		$ 95.89
Fair Value as of Grant Date | $		$ 410,136
Underlying Security Market Price Change		0.0054